Other Financial Assets	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Other Financial Assets
7.	OTHER FINANCIAL ASSETS
The Company’s other financial assets were as follows, as at:

	January 31, 2024	January 31, 2023

Restricted investments [a]	$13.4	$12.9
Derivative financial instruments	79.0	106.5
Advances to suppliers related to property, plant and equipment	22.2	36.2
Other	41.6	36.3
Total other financial assets	$156.2	$191.9
Current	106.6	122.6
Non-current	49.6	69.3
Total other financial assets	$156.2	$191.9
[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.
The
non-current
portion is mainly attributable to derivative financial instruments and restricted investments.